Debt securities - Schedule of debt instruments by issuer rating (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instruments
Financial assets	€ 300,026	€ 283,497	€ 243,203
Financial assets (as a percent)		100.00%	100.00%
Debt securities
Debt Instruments
Financial assets	€ 300,026	€ 283,497	€ 243,203
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 63,816	€ 61,831	€ 57,150
Public fixed income
Debt Instruments
Financial assets	236,210	221,666	186,053
AAA | Debt securities
Debt Instruments
Financial assets	€ 25,272	€ 23,329	€ 23,039
Financial assets (as a percent)	8.42%	8.23%	9.47%
AAA | Private fixed income
Debt Instruments
Financial assets	€ 15,952	€ 16,889	€ 15,152
AAA | Public fixed income
Debt Instruments
Financial assets	9,320	6,440	7,887
AA | Debt securities
Debt Instruments
Financial assets	€ 62,049	€ 64,226	€ 51,846
Financial assets (as a percent)	20.68%	22.65%	21.32%
AA | Private fixed income
Debt Instruments
Financial assets	€ 19,598	€ 16,972	€ 15,142
AA | Public fixed income
Debt Instruments
Financial assets	42,451	47,254	36,704
A | Debt securities
Debt Instruments
Financial assets	€ 108,743	€ 97,870	€ 79,287
Financial assets (as a percent)	36.24%	34.53%	32.60%
A | Private fixed income
Debt Instruments
Financial assets	€ 13,206	€ 10,056	€ 11,175
A | Public fixed income
Debt Instruments
Financial assets	95,537	87,814	68,112
BBB | Debt securities
Debt Instruments
Financial assets	€ 56,938	€ 53,383	€ 46,922
Financial assets (as a percent)	18.98%	18.83%	19.29%
BBB | Private fixed income
Debt Instruments
Financial assets	€ 6,872	€ 8,900	€ 7,749
BBB | Public fixed income
Debt Instruments
Financial assets	50,066	44,483	39,173
Below BBB | Debt securities
Debt Instruments
Financial assets	€ 43,888	€ 41,218	€ 38,831
Financial assets (as a percent)	14.63%	14.54%	15.97%
Below BBB | Private fixed income
Debt Instruments
Financial assets	€ 5,052	€ 5,543	€ 4,654
Below BBB | Public fixed income
Debt Instruments
Financial assets	38,836	35,675	34,177
Unrated | Debt securities
Debt Instruments
Financial assets	€ 3,136	€ 3,471	€ 3,278
Financial assets (as a percent)	1.05%	1.22%	1.35%
Unrated | Private fixed income
Debt Instruments
Financial assets	€ 3,136	€ 3,471	€ 3,278
Unrated | Public fixed income
Debt Instruments
Financial assets	€ 0	€ 0	€ 0